Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2015
Summary of Investments - Other than Investments in Related Parties

Summary of Investments – Other than Investments in Related Parties

December 31, 2015

(In thousands)

Type of investment	Amortized cost (1)	Fair value	Amount at which shown in the balance sheet
Fixed-maturity securities:
U.S. government	$72,035	73,223	73,223
States and political subdivisions	11,112	11,044	11,044
Foreign government	505	510	510
Public utilities	36,467	38,667	38,667
Corporate securities	406,982	415,515	415,515
Mortgage-backed securities	133,853	135,603	135,603

Total fixed-maturity securities	660,954	674,562	674,562

Equity Securities, trading	4,383	4,368	4,368

Total other investments	4,383	4,368	4,368

Other investments:
Policy loans	275	275	275
Derivatives	15,064	15,064	15,064

Total other investments	15,339	15,339	15,339

Total investments	$680,676	694,269	694,269

(1)	Original cost of fixed-maturity securities reduced by repayments and adjusted for amortization of premiums or accrual discounts

See accompanying report of independent registered public accounting firm.